Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Mar. 31, 2020
Registrant Name	SunAmerica Specialty Series
Entity Central Index Key	0001274768
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Mar. 31, 2020
Document Effective Date	Mar. 31, 2020
Prospectus Date	Feb. 28, 2020
AIG Income Explorer Fund | Class W Shares
Prospectus:
Trading Symbol	IEAWX
AIG Income Explorer Fund | Class C Shares
Prospectus:
Trading Symbol	IEACX
AIG Income Explorer Fund | Class A Shares
Prospectus:
Trading Symbol	IEAAX